Concentration of Credit Risk (Details)	12 Months Ended	25 Months Ended
	May 31, 2012 vendor customer	Nov. 30, 2012 customer vendor
Concentration Of Credit Risk (Textual)
Number of customer	1	1
Number of vendor	1	1